Debt (Credit Facility) (Details) (USD $)							12 Months Ended																	12 Months Ended
	Dec. 31, 2012 Credit Facility Term Loan	Jun. 26, 2012 Credit Facility Term Loan	Dec. 31, 2011 Credit Facility Term Loan	Dec. 31, 2012 Revolving Credit Facility	Jun. 26, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2012 Credit Facility Term Loan and Revolver	Jun. 26, 2012 Credit Facility Term Loan and Revolver	Jun. 26, 2012 Credit Facility Term Loan and Revolver LIBOR	Jun. 26, 2012 Credit Facility Term Loan and Revolver Base Rate	Jun. 26, 2012 Fiscal Quarters Ending 6/30/2012-12/31/2012	Jun. 26, 2012 Fiscal Quarter Ending 3/31/2013	Jun. 26, 2012 Fiscal Quarter Ending 6/30/2013	Jun. 26, 2012 Fiscal Quarter Ending 9/30/2013	Jun. 26, 2012 Fiscal Quarter Ending 12/31/2013 and Thereafter	Jun. 26, 2012 Fiscal Quarters Ending 6/30/2012 Through 6/30/2013	Jun. 26, 2012 Fiscal Quarter Ending 9/30/2013 and Thereafter	Jun. 26, 2012 Fiscal Year 2012	Jun. 26, 2012 Fiscal Year 2013	Jun. 26, 2012 Fiscal Year 2014 and Thereafter	Jun. 26, 2012 Letter of Credit [Member]	Dec. 31, 2012 Letter of Credit [Member]	Dec. 31, 2011 Letter of Credit [Member]	Dec. 31, 2012 Through June 30, 2013 Credit Facility Term Loan	Dec. 31, 2012 September 30, 2013 through March 31, 2016 Credit Facility Term Loan
Debt Instrument
Term loan original issuance amount		$ 330,000,000
Maximum borrowing capacity					150,000,000
Credit Facility increased borrowing capacity under certain circumstances								50,000,000
Synthetic leases, amount outstanding							54,000,000
Leverage ratio											6.50	5.75	4.50	4.00	3.50
Fixed charge ratio																1.00	1.15
Capital expenditures limit for debt																		125,000,000	85,000,000	150,000,000
Available liquidity required during covenant amendment period								50,000,000
Basis spread on variable rate									4.75%	3.75%
Letter of credit fee																					4.75%
Revolver, commitment fee percentage							0.75%
Interest rate on Term Loan	5.00%		3.56%
Quarterly principal repayment of Term Loan																								4,000,000	8,000,000
Amount of borrowings under the Facility				40,000,000
Letters of Credit Outstanding, Amount																						22,000,000	26,000,000
Remaining borrowing capacity of the Revolver				$ 88,000,000		$ 124,000,000
Percentage of stocks of domestic subsidiaries, subject to exception and lien							100.00%
Percentage of stocks of foreign subsidiaries, subject to exception and lien							65.00%